Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	HighPeak Energy, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3533602
Entity Address, Address Line One	421 W. 3rd Street, Suite 1000
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	850-9200
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001792849
Amendment Flag	false